Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.7%
	Australia: 3.5%
255,759	Charter Hall Group	$2,182,246	0.5
97,104	Dexus	819,374	0.2
507,156	Goodman Group	5,020,784	1.3
180,499	Ingenia Communities Group	577,547	0.1
2,430,642	Mirvac Group	5,483,417	1.4
		14,083,368	3.5

	Belgium: 0.8%
46,645	Shurgard Self Storage SA	1,696,803	0.4
46,352	Warehouses De Pauw CVA	1,324,741	0.4
		3,021,544	0.8

	Canada: 2.6%
155,950	Canadian Apartment Properties REIT	6,669,767	1.7
89,475	Chartwell Retirement Residences	951,948	0.2
50,600	Granite Real Estate Investment Trust	2,734,174	0.7
		10,355,889	2.6

	Finland: 0.3%
74,508	Kojamo Oyj	1,370,061	0.3

	France: 2.2%
28,301	ICADE	3,163,842	0.8
36,185	Klepierre SA	1,230,000	0.3
33,043	Unibail-Rodamco-Westfield	4,492,854	1.1
		8,886,696	2.2

	Germany: 4.5%
153,336	Alstria Office REIT-AG	3,042,042	0.8
50,553 (1)	Deutsche Euroshop AG	1,378,294	0.3
43,645	Deutsche Wohnen SE	1,846,636	0.5
95,683	TAG Immobilien AG	2,521,803	0.6
88,136 (2)	TLG Immobilien AG	2,951,975	0.7
112,502	Vonovia SE	6,421,202	1.6
		18,161,952	4.5

	Hong Kong: 6.0%
372,500	Kerry Properties Ltd.	1,039,018	0.2
1,257,445	Link REIT	12,715,932	3.2
2,258,000	New World Development Ltd.	2,820,542	0.7
3,580,000	Sino Land Co.	4,878,957	1.2
674,200	Swire Properties Ltd.	2,092,992	0.5
113,500	Wheelock & Co., Ltd.	690,894	0.2
		24,238,335	6.0

	Ireland: 0.4%
965,430	Hibernia REIT plc	1,488,291	0.4

	Japan: 12.7%
1,857	AEON REIT Investment Corp.	2,533,013	0.6
6,779	GLP J-Reit	9,105,721	2.3
717	Kenedix Retail REIT Corp.	1,776,701	0.5
2,144	LaSalle Logiport REIT	3,460,453	0.8
450,900	Mitsubishi Estate Co., Ltd.	8,830,638	2.2
261,581	Mitsui Fudosan Co., Ltd.	6,928,107	1.7
1,096	Nippon Prologis REIT, Inc.	3,150,721	0.8
97,460	Nomura Real Estate Holdings, Inc.	2,400,052	0.6
3,739	Orix JREIT, Inc.	7,899,873	2.0
1,631	Sankei Real Estate, Inc.	2,027,809	0.5
189,360	Tokyo Tatemono Co., Ltd.	3,059,566	0.7
		51,172,654	12.7

	Luxembourg: 0.7%
102,579	Grand City Properties SA	2,629,130	0.7

	Norway: 0.8%
175,924 (3)	Entra ASA	3,002,312	0.8

	Singapore: 2.5%
2,416,200	CapitaLand Ltd.	6,367,110	1.6
190,500	CapitaRetail China Trust	215,686	0.1
2,424,295	Mapletree Logistics Trust	3,268,872	0.8
		9,851,668	2.5

	Spain: 0.5%
128,499	Merlin Properties Socimi SA	1,822,562	0.5

	Sweden: 2.7%
204,461	Castellum AB	5,025,031	1.3
206,351	Fabege AB	3,537,195	0.9
130,356	Kungsleden AB	1,389,287	0.3
48,350	Pandox AB	1,078,092	0.2
		11,029,605	2.7

	United Kingdom: 6.0%
130,413	Big Yellow Group PLC	2,026,353	0.5
92,374	Derwent London PLC	5,004,904	1.2
493,296	Grainger PLC	1,926,060	0.5
137,814	Land Securities Group PLC	1,703,974	0.4
193,458	Safestore Holdings PLC	2,056,460	0.5
300,775	Segro PLC	3,611,672	0.9
820,606 (3)	Tritax EuroBox PLC	976,073	0.2
281,407	Unite Group PLC	4,725,024	1.2
140,262	Workspace Group PLC	2,252,223	0.6
		24,282,743	6.0

	United States: 53.5%
51,648	Alexandria Real Estate Equities, Inc.	8,428,954	2.1
120,024	American Campus Communities, Inc.	5,505,501	1.4
193,974	Brandywine Realty Trust	3,029,874	0.7
327,286	Brixmor Property Group, Inc.	6,532,629	1.6
62,702	Camden Property Trust	7,049,586	1.7

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
130,256	Columbia Property Trust, Inc.	$2,748,402	0.7
134,529	Cousins Properties, Inc.	5,506,272	1.4
49,928	Crown Castle International Corp.	7,481,211	1.9
188,336	CubeSmart	5,964,601	1.5
105,233	CyrusOne, Inc.	6,403,428	1.6
129,308	Duke Realty Corp.	4,695,173	1.2
2,077	Equinix, Inc.	1,224,869	0.3
165,195	Equity Residential	13,724,401	3.4
188,982	Healthcare Trust of America, Inc.	6,053,093	1.5
217,679	Healthpeak Properties, Inc.	7,834,267	1.9
219,090	Host Hotels & Resorts, Inc.	3,579,931	0.9
168,649	Hudson Pacific Properties, Inc.	6,128,705	1.5
310,306	Invitation Homes, Inc.	9,765,330	2.4
44,488	Life Storage, Inc.	5,035,152	1.2
176,117	Medical Properties Trust, Inc.	3,900,991	1.0
150,800	MGM Growth Properties LLC	4,816,552	1.2
136,891	Piedmont Office Realty Trust, Inc.	3,174,502	0.8
224,977	ProLogis, Inc.	20,895,864	5.2
53,308	QTS Realty Trust, Inc.	3,032,159	0.8
253,572	Retail Properties of America, Inc.	3,080,900	0.8
85,022	Simon Property Group, Inc.	11,320,679	2.8
220,739	Site Centers Corp.	2,805,593	0.7
79,158	Spirit Realty Capital, Inc.	4,177,959	1.0
193,603	Store Capital Corp.	7,598,918	1.9
99,929	Sunstone Hotel Investors, Inc.	1,267,100	0.3
71,944	Taubman Centers, Inc.	1,900,760	0.5
1,096,137	Vereit, Inc.	10,698,297	2.7
284,368	VICI Properties, Inc.	7,621,062	1.9
54,085	Vornado Realty Trust	3,557,170	0.9
97,947	Welltower, Inc.	8,316,680	2.1
		214,856,565	53.5

	Total Common Stock
	(Cost $292,704,845)	400,253,375	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Repurchase Agreements: 0.1%
322,553 (4)	JPMorgan Securities LLC, Repurchase Agreement dated 01/31/20, 1.57%, due 02/03/20 (Repurchase Amount $322,595, collateralized by various U.S. Government Securities, 2.250%-3.875%, Market Value plus accrued interest $329,004, due 08/15/27-08/15/40)
	(Cost $322,553)	$322,553	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
272,691 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%
	(Cost $272,691)	272,691	0.0

	Total Short-Term Investments
	(Cost $595,244)	595,244	0.1

	Total Investments in Securities (Cost $293,300,089)	$400,848,619	99.8
	Assets in Excess of Other Liabilities	924,952	0.2
	Net Assets	$401,773,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2020.

REIT Diversification	Percentage of Net Assets
Industrial REITs	14 .3%
Office REITs	13 .8
Retail REITs	13 .1
Residential REITs	11 .9
Specialized REITs	10 .2
Real Estate Operating Companies	9 .2
Diversified REITs	8 .4
Diversified Real Estate Activities	8 .1
Health Care REITs	6 .5
Hotel & Resort REITs	2 .4
Real Estate Development	1 .2
Hotels, Resorts & Cruise Lines	0 .3%
Health Care Facilities	0 .3
Assets in Excess of Other Liabilities*	0 .3
Net Assets	100 .0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$577,547	$13,505,821	$–	$14,083,368
Belgium	1,696,803	1,324,741	–	3,021,544
Canada	10,355,889	–	–	10,355,889
Finland	1,370,061	–	–	1,370,061
France	7,656,696	1,230,000	–	8,886,696
Germany	2,951,975	15,209,977	–	18,161,952
Hong Kong	–	24,238,335	–	24,238,335
Ireland	1,488,291	–	–	1,488,291
Japan	4,309,714	46,862,940	–	51,172,654
Luxembourg	–	2,629,130	–	2,629,130
Norway	–	3,002,312	–	3,002,312
Singapore	3,268,872	6,582,796	–	9,851,668
Spain	–	1,822,562	–	1,822,562
Sweden	6,414,318	4,615,287	–	11,029,605
United Kingdom	4,308,683	19,974,060	–	24,282,743
United States	214,856,565	–	–	214,856,565
Total Common Stock	259,255,414	140,997,961	–	400,253,375
Short-Term Investments	272,691	322,553	–	595,244
Total Investments, at fair value	$259,528,105	$141,320,514	$–	$400,848,619
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,744	–	1,744
Total Assets	$259,528,105	$141,322,258	$–	$400,850,363

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Real Estate Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 39,238,416	USD 360,384	Brown Brothers Harriman & Co.	02/03/20	$1,744
				$1,744

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $326,105,397.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$90,641,100
Gross Unrealized Depreciation	(15,922,560)
Net Unrealized Appreciation	$74,718,540